UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

(a)

VegTech Plant-based Innovation & Climate ETF
(EATV)
Semi-Annual Report
April 30, 2023

VegTech Plant-based Innovation & Climate ETF
Dear Shareholder,

On behalf of VegTech™ Invest, we want to express our appreciation for the confidence you have placed in the VegTech™ Plant-based Innovation & Climate ETF (“EATV”or “Fund”). EATV is an actively managed exchange-traded fund that invests in sustainable solutions in the food and materials sectors. This involves investing across the entire food and materials supply chain, starting with agriculture technology (“AgTech”) and proceeding through food, nutrition, bio-tech, flavor and texture, ingredient and consumer goods companies. These types of companies focus on enhancing the sustainability and efficiency of the food and materials supply system. The Fund was certified by Ethos ESG to be Carbon Neutral without buying credits in the first calendar quarter of 2023.

For the period starting November 1, 2022 and ending April 30, 2023 (the “reporting period”), the Fund outperformed the S&P 500® Index by achieving a 9.91% return compared to the S&P 500® Index which returned 8.63%. During the reporting period, the highest returns were derived from e.l.f. Beauty and Vita Coco, which returned 114.4% and 111.0%, respectively. We believe e.l.f. Beauty’s performance was due to its continued revenue and earnings growth. Cash-strapped consumers sought high-value products, and e.l.f. offered a strong value proposition while maintaining high-margins. The brand is popular amongst a growing cohort of younger consumers. Vita Coco also saw earnings and revenue increases as it enjoyed high demand for its healthy drinks. The worst performers included Appharvest and Sunopta, which returned -79.3% and -24.7%, respectively. Appharvest went public recently on Feb 1st, 2021, and since then spent considerably on building facilities which have not yet translated into the earnings that have been favored in markets in this period. Nevertheless, the company has been growing revenue at a rapid pace. Sunopta raised its product prices as its costs increased, which lowered demand and slowed earnings below expectations. Still, the company is profitable and plant-based milk revenue was growing, as they scaled production in their new Texas facility, which is a sign of increased growth in 2023.

The EATVi Index is used as an additional index to benchmark against. It was released March 8th, 2022, after the Fund started. For the reporting period, the Fund out-performed the index by rising 9.91% based on market while the EATVi Index rose 3.20%.

		Average Annualized
	Reporting Period	Since Inception	1 Year
EATV, at market	9.91%	-24.33%	-6.93%
EATV, at NAV	9.66%	-24.50%	-7.43%
S&P 500 Index	8.63%	-8.32%	2.66%
EATVi Index	3.20%	N/A	-13.73%

Sincerely,

Sasha Goodman, President and Portfolio Manager
Elysabeth Alfano, Chief Executive Officer
VegTech LLC, Investment Adviser to the Fund

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results.

Current performance may be lower or higher than quoted. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at https://eatv.vegtechinvest.com/

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may be only be acquired or redeemed from the fund in creation units. Brokerage commissions will reduce returns.

Investing involves risk. Principal loss is possible.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The EATVi VegTech Plant-based Innovation & Alternative Proteins Index is an equity index that provides focused exposure to VegTech™ companies that are actively innovating with plants and plant-derived ingredients to create animal-free products for sustainable consumption. It is weighted by adjusted market capitalization with adjustments made to ensure tradability of

VegTech Plant-based Innovation & Climate ETF
each underlying constituent when traded as part of an index portfolio trade. It was released on March 8th, 2022 and is administered by Morningstar Index Services for VegTech LLC.

ESG investing is defined as utilizing environmental, social, and governance (ESG) criteria as a set of standards for a company’s operations that socially conscious investors use to screen potential investments. The Fund’s policy of investing in companies as a means to promote positive climate change could cause the Fund to perform differently compared to similar funds that do not have such a policy.

The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.

Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments.

Stocks of companies with small and mid-market capitalizations involve a higher degree of risk than investments in the broad-based equities market.

The Fund is non-diversified and may hold large positions in a small number of securities. A price change in any one of those securities may have a greater impact on the Fund’s share price than if it were diversified.

The Fund is newly organized and has a limited operating history to judge.

You cannot invest directly in an index.

Ethos performs an independent analysis of a fund’s carbon footprint and carbon credits (offsets) to verify whether the Fund is carbon neutral during a specified period. The period is typically quarterly based on the previous quarter. The carbon footprint consists of verified Scope 1, Scope 2, and (where possible) Scope 3 emissions of every holding of the Fund. Ethos defines the carbon footprint of a fund as the total tons of Scope 1, Scope 2, and (where possible) Scope 3 CO2 emissions of its holdings multiplied by a fund’s percentage ownership of those holdings. Percentage ownership is based on the market value of a fund’s shares divided by the total market value of the holdings, averaging over the course of the specified period. Scope 3 emissions are included based on an assessment of the quality of reported Scope 3 data. Limitations of Scope 3 data include lack of standardized reporting methodology by companies; low coverage of companies reporting Scope 3 emissions; and likely overlap of Scope 3 emissions across company value chains. Ethos discloses in each certification whether Scope 3 emissions are used. As part of the Carbon Neutral Certification, Ethos requires funds to submit proof of purchase of carbon credits from a list of approved providers of carbon credits (if a fund wishes to use carbon credits as part of the carbon neutral analysis). When Scope 1, Scope 2, and Scope 3 emissions information is not available the following modeling formula used is: Expected emissions = peer-average carbon intensity (CO2 per $M revenue) * $M revenue. EthosESG audits this estimation and will address discrepancies should they arise. Emissions data is limited by the voluntary disclosure by individual companies and is not independently audited. VegTech™ Invest and EthosESG make every effort to ensure data is accurate but cannot guarantee absolute carbon neutrality. Quasar is a subsidiary of the group of companies doing business as ACA Group and is an affiliate of Ethos ESG. Neither Quasar, nor any of its directors, officers, or staff, are involved in Ethos ESG’s certification process or pay for accreditation, nor does Ethos ESG consider affiliation as part of its certification analysis.

The Fund is distributed by Quasar Distributors, LLC.

VegTech Plant-based Innovation & Climate ETF
SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2023 (Unaudited)

Percentages represent market value as a percentage of total investments.

VegTech Plant-based Innovation & Climate ETF
EXPENSE EXAMPLE at April 30, 2023 (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares, and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period indicated below.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transaction costs, such as redemption fees, or exchange fees. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	11/1/22	4/30/23	11/1/22 – 4/30/23
VegTech Plant-based Innovation & Climate ETF
Actual	$1,000.00	$1,096.60	$3.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

(1)
Expenses are equal to the annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half year)/365 days to reflect the one-half year expense.

VegTech Plant-based Innovation & Climate ETF
SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited)

Shares	COMMON STOCKS - 92.1%	Value
	Advanced Materials & Production - 1.8%
6,000	Ultrafabrics Holdings Co. Ltd. (c)	$93,361

	Agricultural Chemicals - 0.1%
4,300	Desert Control AS (b) (c)	3,640

	Agricultural Operations - 3.1%
17,620	AppHarvest, Inc. (b)	8,178
7,580	Limoneira Co.	126,662
28,040	Village Farms International, Inc. (b)	21,585
		156,425
	Auto-Cars/Light Trucks - 1.9%
600	Tesla, Inc. (b)	98,586

	Beverage Manufacturing - 3.6%
3,080	Molson Coors Beverage Co. – Class B	183,198

	Beverages-Non-alcoholic - 10.8%
1,940	Celsius Holdings, Inc. (b)	185,406
26,040	Oatly Group AB – ADR (b)	60,673
9,540	Vita Coco Co, Inc. (b)	206,541
40,000	Vitasoy International Holdings Ltd. (c)	70,627
8,700	Zevia PBC – Class A (b)	30,537
		553,784
	Beverages-Wine/Spirits - 2.8%
1,440	MGP Ingredients, Inc.	142,099

	Brewery - 3.4%
2,660	Anheuser-Busch InBev SA/NV – ADR	172,820

	Chemicals - 7.6%
3,660	Corbion NV (c)	114,940
1,260	Lenzing AG (c)	82,332
4,720	Yara International ASA (c)	189,915
		387,187
	Chemicals-Specialty - 10.1%
15,440	Amyris, Inc. (b)	12,624
80	Givaudan SA (c)	279,421
3,020	Sensient Technologies Corp.	224,869
		516,914
	Containers & Packaging - 3.1%
4,300	Smurfit Kappa Group PLC (c)	158,987

	Cosmetics & Toiletries - 5.1%
2,820	e.l.f. Beauty, Inc. (b)	261,583

	Farm Product Raw Material Merchant Wholesalers - 2.7%
16,340	SunOpta, Inc. (b)	138,890

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF
SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited), Continued

Shares		Value
	Food-Misc./Diversified - 14.3%
3,180	Beyond Meat, Inc. (b)	$43,057
3,040	Ingredion, Inc.	322,757
3,260	Lamb Weston Holdings, Inc.	364,501
		730,315
	Food-Wholesale Distribution - 3.5%
15,520	Mission Produce, Inc. (b)	176,773

	Footwear Manufacturing - 3.8%
1,560	Crocs, Inc. (b)	192,925

	Grocery and Related Product Merchant Wholesalers - 5.4%
22,520	Dole PLC	277,446

	Investment Companies - 0.2%
83,700	Agronomics Ltd. (b) (c)	11,834

	Machinery-Farm - 0.3%
9,960	Hydrofarm Holdings Group, Inc. (b)	15,637

	Management of Companies and Enterprises - 4.6%
8,200	Fresh Del Monte Produce, Inc.	235,422

	Medical Labs & Testing Services - 0.5%
22,180	Ginkgo Bioworks Holdings, Inc. (b)	27,060

	Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 2.3%
19,380	ICL Group Ltd.	119,768

	Retail-Perfume & Cosmetics - 0.7%
10,220	Olaplex Holdings, Inc. (b)	37,814

	Textile-Products - 0.2%
1,760	Spinnova Oyj (b) (c)	8,883

	Vitamins & Nutritional Products - 0.2%
20,000	Else Nutrition Holdings, Inc. (b) (c)	10,629
	Total Common Stocks (cost $4,186,025)	4,711,980

	EXCHANGE-TRADED FUNDS - 6.0%
3,040	iShares Treasury Floating Rate Bond ETF	153,915
3,040	WisdomTree Floating Rate Treasury Fund	152,973
	Total Exchange-Traded Funds (cost $306,647)	306,888

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF
SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited), Continued

Shares	MONEY MARKET FUND - 1.7%	Value
86,348	First American Government Obligations Fund, Class X, 4.72% (a)	$86,348
	Total Money Market Fund (cost $86,348)	86,348
	Total Investments (cost $4,579,020) - 99.8%	5,105,216
	Other Assets less Liabilities - 0.2%	7,986
	TOTAL NET ASSETS - 100.0%	$5,113,202

(a)	Rate shown is the 7-day annualized yield as of April 30, 2023.
(b)	Non-income producing security.
(c)	Foreign issued security.
AB – Aktiebolag is the Swedish term for limited company.
ADR – American Depository Receipt
AG – Aktiengesellschaft is the German term for a public limited company.
AS – Aksjeselskap is the Norwegian term for a stock-based company.
ASA – Allmennaksjeselskap is the Norwegian term for a public limited company.
ETF – Exchange-Traded Fund
Ltd. – Company is incorporated and shareholders have limited liability.
NV – Naamloze Vennootschap is the Dutch term for public limited liability company.
Oyj – Julkinen osakeyhtiö is the Finnish term for a public limited company.
PBC – Public Benefit Corporation
PLC – Public Limited Company
SA – An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SA/NV – A public limited liability company (société an.onyme/naamloze vennootschap) incorporated in Belgium.

Country Allocation

Country	% of Net Assets
United States	59.88%
Ireland	8.54%
Switzerland	5.46%
Cayman Islands	4.60%
Norway	3.79%
Belgium	3.38%
Canada	3.35%
Israel	2.34%
Netherlands	2.25%
Japan	1.83%
Austria	1.61%
Hong Kong	1.38%
Sweden	1.19%
Isle of Man	0.23%
Finland	0.17%
100.00%

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF
STATEMENT OF ASSETS AND LIABILITIES at April 30, 2023 (Unaudited)

ASSETS
Investments, at value (cost $4,579,020)	$5,105,216
Receivables:
Dividends and interest	7,598
Due from investment advisor	388
Total assets	5,113,202

LIABILITIES
Total liabilities	—

NET ASSETS	$5,113,202

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$5,113,202
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	300,000
Net asset value per share	$17.04

COMPONENTS OF NET ASSETS
Paid-in capital	$6,405,013
Total accumulated deficit	(1,291,811)
Net assets	$5,113,202

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF
STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2023 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of issuance fees and foreign tax withheld of $4,072)	$44,208
Interest	1,934
Total income	46,142
Expenses
Management fees	18,581
Total expenses	18,581
Net investment income	27,561

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on transactions from:
Investments	(289,974)
Foreign currency	(3,848)
Net change in unrealized appreciation/(depreciation) on:
Investments	716,770
Foreign currency	129
Net realized and unrealized gain on investments and foreign currency	423,077
Net increase in net assets resulting from operations	$450,638

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF
STATEMENTS OF CHANGES IN NET ASSETS

		For the Period
	Six Months Ended	December 28, 2021*
	April 30, 2023	Through
	(Unaudited)	October 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$27,561	$(673)
Net realized loss on transactions from:
Investments	(289,974)	(1,537,846)
Foreign currency	(3,848)	(4,715)
Net change in unrealized appreciation/(depreciation) on:
Investments	716,770	(190,574)
Foreign currency	129	(56)
Net increase/(decrease) in net assets
resulting from operations	450,638	(1,733,864)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(8,585)	—
Total dividends and distributions	(8,585)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	—	6,405,013
Total increase in net assets	442,053	4,671,149

NET ASSETS
Beginning of period	4,671,149	—
End of period	$5,113,202	$4,671,149

(a)	A summary of share transactions is as follows:

			For the Period
	Six Months Ended		December 28, 2021*
	April 30, 2023		Through
	(Unaudited)		October 31, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	—	$—	300,000	$6,404,114
Transaction fees (See Note 1)	—	—	—	899
Net increase	—	$—	300,000	$6,405,013

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF
FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

			For the Period
	Six Months Ended		December 28, 2021*
	April 30, 2023		Through
	(Unaudited)		October 31, 2022
Net asset value, beginning of period	$15.57		$24.86

Income from investment operations:
Net investment income/(loss)	0.07		(0.00	)(3)
Net realized and unrealized gain/(loss) on investments	1.43		(9.29)
Total from investment operations	1.50		(9.29)

Less distributions:
From net investment income	(0.03)		—
Total distributions	(0.03)		—

Net asset value, end of period	$17.04		$15.57

Total return, at NAV	9.66	%(2)	-37.37	%(2)
Total return, at Market	9.91	%(2)	-37.33	%(2)

Ratios/supplemental data:
Net assets, end of period (thousands)	$5,113		$4,671
Ratio of expenses to average net assets	0.75	%(1)	0.75	%(1)
Ratio of net investment income/(loss) to average net assets	1.11	%(1)	(0.02	)%(1)
Portfolio turnover rate(4)	186.40	%(2)	133.36	%(2)

(1)	Annualized.
(2)	Not Annualized.
(3)	Amount is less than $0.005.
(4)	Excludes impact of in-kind transactions.
*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The VegTech Plant-based Innovation & Climate ETF (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund began operations on December 28, 2021. The investment objective of the Fund is to achieve long-term capital growth.

 Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 15,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased directly from or redeemed directly to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Fund charges $500 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on cash purchases, non-standard orders, or partial cash purchases of Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value per share.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior fiscal year is open for examination. Management has reviewed the open tax year in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income and expense are recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and is recorded on an accrual basis.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. The Fund distributes all or substantially all of its net investment income and net realized gains, if any, annually.

VegTech Plant-based Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Fund’s Statement of Operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

Use of Estimates: The preparation of financial statements in conformity with the U.S GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications: In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

REITs: The Fund is able to make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

Events Subsequent to the Fiscal Period End: In preparing the financial statements as of April 30, 2023, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

Fair Valuation Measurement: The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Investment Valuation: The Fund calculates its NAV each day the NYSE is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Generally, the Fund’s equity investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily

VegTech Plant-based Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above. Investment companies will be classified in level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, VegTech LLC (the “Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Fund are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$1,071,556	$—	$—	$1,071,556
Consumer Cyclical	311,022	—	—	311,022
Consumer Non-Cyclical	3,208,569	—	—	3,208,569
Financial	11,834	—	—	11,834
Industrial	108,999	—	—	108,999
Total Common Stocks	4,711,980	—	—	4,711,980
Exchange-Traded Funds	306,888	—	—	306,888
Money Market Fund	86,348	—	—	86,348
Total Investments	$5,105,216	$—	$—	$5,105,216

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

Accounting Pronouncements: In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.

VegTech Plant-based Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

VegTech LLC serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the oversight of the Board. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses and shareholder proxy). For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC’s (“Penserra” or “the Sub-Adviser”) acts as the Sub-Adviser to the Fund. The Sub-Adviser has responsibility to make day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-Adviser’s brokerage policies. Sub-Advisory fees earned by Penserra are paid by the Adviser. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser from the management fees paid by the Fund to the Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, doing business as ACA Foreside, a division of ACA Group.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2023, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $9,130,998 and $9,134,647, respectively.

For the six months ended April 30, 2023, there were no in-kind transactions associated with creations and redemptions. There were no purchases or sales of U.S. Government securities during the six months ended April 30, 2023.

NOTE 6 – INCOME TAXES INFORMATION

The tax character of distributions paid during the six months ended April 30, 2023 and year ended October 31, 2022 were as follows:

	April 30, 2023	October 31, 2022
Ordinary income	$8,585	$ —

VegTech Plant-based Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

As of October 31, 2022, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$5,334,967
Gross unrealized appreciation	333,641
Gross unrealized depreciation	(999,597)
Net unrealized depreciation (a)	(665,956)
Net unrealized depreciation on foreign currency	(56)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gain/(loss)	(1,067,852)
Total accumulated gain/(loss)	$(1,733,864)

(a)	The difference between the book-basis and tax-basis net unrealized depreciation and cost is attributable to wash sales.

At October 31, 2022, the Fund had $1,062,464 in short-term capital loss carryforwards which can be carried forward indefinitely.

At October 31, 2022, the Fund deferred, on a tax basis, ordinary late year losses of $5,388.

NOTE 7 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
Newer Adviser Risk. The Adviser is a newly organized investment adviser and has limited operating history or performance track record, which may increase the risks associated with investments in the Fund.

•
Newer Fund Risk. The Fund is a recently organized investment company with limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

•
Market and Regulatory Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Climate Change and VegTech™ Policy Risk. The Fund’s policy of investing in companies as a means to promote positive climate change could cause the Fund to perform differently compared to similar funds that do not have such a policy. This policy may result in the Fund foregoing opportunities to buy certain securities when it might otherwise be economically advantageous to do so, or selling securities when it might be otherwise economically

VegTech Plant-based Innovation & Climate ETF
NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

disadvantageous for it to do so. The Fund will vote proxies in a manner which is consistent with its VegTech and climate policy themes, which may not always be consistent with maximizing short-term performance of the issuer.

•
Foreign Securities Risk. Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments. Securities markets of other countries are generally smaller than U.S. securities markets.

•
Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its NAV and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Fund.

•
Depositary Receipt Risk. Foreign receipts, which include ADRs, GDRs, and EDRs, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•
Trading. Although Shares are listed for trading on NYSE Arca, Inc. and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

•
Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

NOTE 8 – TRUSTEE AND OFFICER CHANGES

At a meeting held December 7 - 8, 2022, by vote of the majority of the Board of Trustees (not including Mr. Joe Redwine), Mr. Redwine’s term as Trustee was extended for three additional years.

VegTech Plant-based Innovation & Climate ETF
NOTICE TO SHAREHOLDERS at April 30, 2023 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-617-0004 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-617-0004. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-PORT is also available by calling 1-800-617-0004.

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of the Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.eatv.vegtechinvest.com.

VegTech Plant-based Innovation & Climate ETF
HOUSEHOLDING

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-800-617-0004 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

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Investment Adviser
VegTech LLC
1842 Purdue Avenue, Suite 103
Los Angeles, California 90025

Investment Sub-Adviser
Penserra Capital Management LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-800-617-0004

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date    7/6/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal
Executive Officer

Date    7/6/2023

By (Signature and Title)*    /s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial
Officer

Date    7/6/2023

* Print the name and title of each signing officer under his or her signature.